Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 80	R 46
Lease payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	80	46
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	187	96
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	15	19
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	883	690
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 1,165	R 850